BANK AND OTHER BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
BANK AND OTHER BORROWINGS
Total bank and other borrowings	¥ 2,984,010	$ 432,641	¥ 2,477,948
Short-term	168,601	24,445	136,510
Long-term, current portion	343,982	49,873	162,842
Total	512,583	74,318	299,352
Long-term, non-current portion	¥ 2,471,427	$ 358,323	¥ 2,178,596